SCHEDULE OF EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	$ 90,875
Ending balance	1,107,991	$ 90,875
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	14,483	0
Amortization	176,229	14,483
Ending balance	190,712	14,483
At cost [member]
IfrsStatementLineItems [Line Items]
Beginning balance	105,358	(0)
Additions	1,193,345	105,358
Ending balance	$ 1,298,703	$ 105,358